Business Combinations - Estimates Fair Value of Assets Acquired and Liabilities Assumed (Detail) - Rocket Lab USA, Inc. - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Apr. 28, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 3,277	$ 3,133		$ 0
Sinclair Interplanetary [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			$ 132
Accounts receivable			1,024
Inventories			718
Prepaids and other current assets			16
Property and equipment			380
Intangible assets, net			10,250
Right-of-use assets			94
Trade payables			(143)
Other current liabilities			(2,494)
Lease liabilities			(94)
Non-current deferred tax liabilities			(438)
Identifiable net assets acquired			9,445
Goodwill			2,895
Total purchase price			$ 12,340